Stock-Based Compensation Plans - Summary of Weighted Average Fair Value (Details) - Performance Shares [Member] - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Weighted Average Grant Date Fair Value (in usd per share)	$ 43.37	$ 46.61	$ 47.37
Fair Value Of Settled Performance Share Awards	$ 44	$ 39	$ 158
Performance Share Awards Obligations Settled In Cash	28	$ 63	$ 131
Share-based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount	$ 26
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition	1 year 9 months 18 days